VictoryShares Pioneer Mortgage-Backed Securities ETF Annual Fund Operating Expenses - VictoryShares Pioneer Mortgage-Backed Securities ETF	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
VictoryShares Pioneer Mortgage-Backed Securities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.66%)	[2]
Net Expenses (as a percentage of Assets)	0.19%	[2]

[1]	Estimated for the current fiscal year.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.19% through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.